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                      NEW ENGLAND LIFE INSURANCE COMPANY

                  NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT

    ZENITH LIFE/ZENITH LIFE PLUS/ ZENITH LIFE PLUS II/ZENITH LIFE EXECUTIVE
                         65/ZENITH VARIABLE WHOLE LIFE
                       Variable Life Insurance Policies

                      Supplement dated August 21, 2008 to
 Prospectuses dated May 1, 1988, May 1, 2001 and May 1, 2002, as supplemented

This supplement revises certain information contained in the prospectus supplement dated April 28, 2008 that was sent to you in May.

The last sentence under EXCHANGE PROGRAM on page A-2 of the supplement is revised to read as follows:

"Accordingly, we will not accept policy applications that are signed after September 30, 2008."